International Currency Translation (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Foreign Currency Translation [Abstract]
Compound cumulative rates of inflation in highly inflationary economies minimum	100% or more during the past three years
Net currency transaction and translation gains and losses	$ 10	$ 130	$ 210